Other Income and Expenses	6 Months Ended
Jun. 30, 2022
Other Income and Expenses [Abstract]
Other income and expenses

4. Other income and expenses

	Six months ended June 30 2022 £’000	Six months ended June 30 2021 £’000

Fair value movement in embedded derivative	168,085	—
Fair value movement in warrants	41,840	—
Foreign exchange movements	(51,952)	—
	157,973	—